Interest in joint venture (Tables)	3 Months Ended
Mar. 31, 2022
Interests In Other Entities [Abstract]
Schedule of movement in interest in joint venture	The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of March 31, 2022 and 2021, respectively.

(in KUSD)
Interest in joint venture
January 1, 2022	41,236
Share of results in joint venture	(2,502)
March 31, 2022	38,734

January 1, 2021	47,908
Share of results in joint venture	(527)
March 31, 2021	47,381

Summary of financial information in join venture
The tables below provide summarized financial information for Overland ADCT BioPharma that is material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	March 31, 2022	December 31, 2021
Cash and cash equivalents	34,324	39,318
Prepaid and other current assets	175	15
Intangible assets	48,040	48,040
Total liabilities	2,614	2,828
Net assets	79,925	84,545

Summarized Statement of Comprehensive Loss	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Operating expenses	4,791	1,162
Net loss	4,749	1,074